Reverse Recapitalization - Schedule of Reverse Recapitalization (Details) - shares	Jan. 07, 2024	Dec. 29, 2023	Dec. 28, 2023	Apr. 30, 2023
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding	39,931,785	39,918,036	17,422,009	11,422,476
Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding		33,449,433
Banyan Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding		3,697,203
Series I Investors
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding		2,721,400
Other Parties
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding		50,000